Significant Accounting Policies (Details Narrative)					3 Months Ended						6 Months Ended				9 Months Ended			12 Months Ended
	Apr. 18, 2024 USD ($) shares	Jun. 26, 2023 USD ($) shares	Aug. 17, 2021 USD ($)	Jun. 16, 2021 USD ($) Director shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) Director $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) Director shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) Director $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) Director shares	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021	Dec. 31, 2023 £ / shares
Retained earnings accumulated deficit					$ (239,133,876)		$ (226,291,430)			$ (195,555,332)	$ (239,133,876)				$ (239,133,876)	$ (226,291,430)		$ (226,291,430)		$ (195,555,332)
Net loss											(12,842,446)		$ (17,276,072)					(30,736,098)		(110,712,948)
Net cash used in operating activities											(4,898,451)		$ (8,818,307)					(13,001,875)		(26,788,906)
Cash and cash equivalents					60,000.00		10,000.00			30,000.00	60,000.00				60,000.00	10,000.00		10,000.00		$ 30,000.00
Net current assets					$ 18,800,000		$ 57,300,000				$ 18,800,000				$ 18,800,000	$ 57,300,000		$ 57,300,000
Share based compensation by share based award number of shares for immediate recognition of award in the absence of recognition | shares											58,315,800							58,315,800
Allocated share based compensation had there been no restriction											$ 13,995,792							$ 36,738,954
Fair value per employee share for the purposes of estimate | $ / shares					$ 0.24		$ 63				$ 0.24				$ 0.24	$ 63		$ 63
Exercise price per employee share for the purposes of estimate | (per share)					$ 0.0001						$ 0.0001				$ 0.0001								£ 0.0001
Effective income tax reconciliation percentage											(0.50%)		(0.40%)
Statutory tax rate percentage									19.00%		25.00%					25.00%		23.50%		19.00%		19.00%
Executive Officer [Member]
Shares of common stock transferred | shares		100,000
Armada Acquisition Corp I [Member]
Retained earnings accumulated deficit					$ (11,059,758)	$ (9,636,663)	$ (9,314,780)				$ (11,059,758)	$ (9,636,663)			$ (11,059,758)	$ (9,314,780)		$ (9,314,780)	$ (8,486,582)		$ (4,091,693)
Net loss					(1,423,095)	(380,846)	(360,314)	$ (559,584)	$ (27,143)	607,027		(741,160)		$ 579,884	(2,164,255)		$ 20,300		(320,150)		(3,622,794)
Net cash used in operating activities							(115,339)			(264,331)		(378,057)		(1,195,701)	(636,814)		(1,391,186)		(1,860,042)		(913,835)
Cash and cash equivalents					$ 13,242	$ 107,722	54,405				$ 13,242	107,722			13,242	$ 54,405		$ 54,405	60,284		$ 177,578
Exceed limit							$ 250,000					$ 250,000			$ 250,000				$ 250,000
Shares of common stock subject to possible redemption | shares					1,417,687	1,417,687	2,363,349				1,417,687	1,417,687			1,417,687	2,363,349		2,363,349	2,363,349		15,000,000
Fair value of converted shares		$ 207,200		$ 509,552
Compensation expense		$ 100,800			$ 75,600		$ 50,400				$ 75,600				$ 75,600	$ 50,400		$ 50,400	$ 106,400
Stock-based compensation					$ 526,209	$ 25,200	$ 50,400	$ 134,363	$ 27,963	$ 27,963		$ 75,600		$ 55,926	$ 601,809		$ 190,289		$ 218,254		$ 111,852
Offering costs			$ 3,537,515
Underwriting commissions			1,500,000
Other offering costs			$ 2,037,515
Effective income tax reconciliation percentage					(2.77%)	(14.11%)	(23.19%)	(17.26%)	(117.43%)	(30.01%)		(18.35%)		(43.32%)	(7.62%)		(96.28%)		(207.49%)		4.25%
Statutory tax rate percentage					21.00%	21.00%	21.00%	21.00%	21.00%	21.00%		21.00%		21.00%	21.00%		21.00%		21.00%		21.00%
Sharebased compensation arrangement by sharebased payment award options remaining number of shares vested | shares		190,000
Armada Acquisition Corp I [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Sharebased compensation arrangement by sharebased payment award options remaining number of shares vested | shares		90,000
Armada Acquisition Corp I [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Sharebased compensation arrangement by sharebased payment award options remaining number of shares vested | shares		90,000
Armada Acquisition Corp I [Member] | Sponsor [Member]
Sharebased compensation arrangement by sharebased payment award options remaining number of shares vested | shares		180,000
Armada Acquisition Corp I [Member] | Founder Shares [Member] | Sponsor [Member]
Interse transfer of shares made | shares	150,000
Interse transfer of shares made value	$ 900
Armada Acquisition Corp I [Member] | President [Member]
Shares of common stock transferred | shares				50,000
Armada Acquisition Corp I [Member] | Director [Member]
Shares of common stock transferred | shares		90,000		35,000
Number of independent directors | Director				3			3					3			3				3
Armada Acquisition Corp I [Member] | Chief Executive Officer [Member] | Founder Shares [Member]
Interse transfer of shares received | shares	75,000
Armada Acquisition Corp I [Member] | Three Independent Directors [Member]
Shares of common stock transferred | shares		270,000
Armada Acquisition Corp I [Member] | Executive Officer [Member]
Shares of common stock transferred | shares		100,000
Armada Acquisition Corp I [Member] | IPO [Member]
Share-based compensation arrangement by share-based payment award, options, vested, number of shares | shares							100,000					100,000			100,000				100,000
Sharebased compensation arrangement by sharebased payment award options remaining number of shares vested | shares							105,000					105,000			105,000				105,000
Armada Acquisition Corp I [Member] | Warrant [Member]
Warrants exercise to purchase common stock | shares							7,500,000					7,500,000			7,500,000				7,500,000